CONSOLIDATED BALANCE SHEETS (Parenthetical)(Affiliated PRC Entities without recourse) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current liabilities	$ 136,106	844,484	384,561
Non-current liabilities	$ 553	3,429	3,125